Commitments and Contingencies (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	May 01, 2015	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Commitments and Contingencies
Initial term of lease arrangement	3 years
Option to extend lease	3 years
Amended lease extend term		12 months
Rent expense under operating leases			$ 509	$ 506	$ 495
Operating Lease Commitments
Future annual minimum payments under operating lease arrangements			$ 162